10-K Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2023
Retirement Benefits [Abstract]
Schedule of changes in benefit obligation and plan assets
Changes in benefit obligation and plan assets and amounts recognized in the Consolidated Balance Sheets at December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2022	2021	2022	2021
	(In thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$44,363	$46,783	$19,480	$21,790
Service cost	—	—	522	567
Interest cost	1,127	1,053	514	492
Plan participants’ contributions	—	—	3	3
Actuarial gain	(9,174)	(832)	(5,319)	(2,769)
Benefits paid	(2,558)	(2,641)	(584)	(603)
Benefit obligation at end of year	33,758	44,363	14,616	19,480
Change in net plan assets:
Fair value of plan assets at beginning of year	39,345	40,710	314	505
Actual return on plan assets	(8,356)	1,276	(473)	17
Employer contribution	—	—	426	392
Plan participants’ contributions	—	—	3	3
Benefits paid	(2,558)	(2,641)	(584)	(603)
Fair value of net plan assets at end of year	28,431	39,345	(314)	314
Funded status - under	$(5,327)	$(5,018)	$(14,930)	$(19,166)
Amounts recognized in the Consolidated Balance Sheets at December 31:
Other accrued liabilities	$—	$—	$1,044	$544
Noncurrent liabilities - other	5,327	5,018	13,886	18,622
Benefit obligation liabilities - net amount recognized	$5,327	$5,018	$14,930	$19,166
Amounts recognized in accumulated other comprehensive loss consist of:
Actuarial (gain) loss	$19,087	$18,788	$(2,057)	$3,128
Prior service credit	—	—	(109)	(189)
Total	$19,087	$18,788	$(2,166)	$2,939

Schedule of projected benefit obligation	The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for these plans at December 31, were as follows:

	2022	2021
	(In thousands)
Projected benefit obligation	$33,758	$44,363
Accumulated benefit obligation	$33,758	$44,363
Fair value of plan assets	$28,431	$39,345

Schedule of net benefit costs	These components related to the Company’s pension and other postretirement benefit plans for the years ended December 31, were as follows:

	Pension Benefits			Other Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In thousands)
Components of net periodic benefit cost (credit):
Service cost	$—	$—	$—	$522	$567	$554
Interest cost	1,127	1,053	1,291	514	492	650
Expected return on assets	(1,973)	(2,028)	(2,065)	(12)	(19)	(17)
Amortization of prior service credit	—	—	—	(79)	(79)	(79)
Recognized net actuarial loss	856	971	862	351	135	306
Net periodic benefit cost (credit)	10	(4)	88	1,296	1,096	1,414
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss:
Net (gain) loss	1,155	(162)	794	(4,833)	(2,763)	(181)
Amortization of actuarial loss	(856)	(1,108)	(985)	(351)	(135)	(306)
Amortization of prior service credit	—	—	—	79	90	90
Total recognized in accumulated other comprehensive loss	299	(1,270)	(191)	(5,105)	(2,808)	(397)
Total recognized in net periodic benefit cost (credit) and accumulated other comprehensive loss	$309	$(1,274)	$(103)	$(3,809)	$(1,712)	$1,017
The components of net periodic benefit cost are included in other income on the Consolidated Statements of Operations. These components related to the Company’s participation in the nonqualified defined benefit plans for the years ended December 31, were as follows:

	2022	2021	2020
	(In thousands)
Components of net periodic benefit cost:
Interest cost	$460	$407	$556
Recognized net actuarial loss	39	223	160
Net periodic benefit cost	$499	$630	$716
Components of net periodic benefit cost for the Company's pension benefit plans were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2022	2021
	(In thousands)
Components of net periodic benefit cost:
Interest cost	$408	$282	$816	$564
Expected return on assets	(450)	(493)	(900)	(986)
Amortization of net actuarial loss	128	214	256	428
Net periodic benefit cost	$86	$3	$172	$6
Components of net periodic benefit cost for the Company's other postretirement benefit plans were as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
	(In thousands)
Components of net periodic benefit cost:
Service cost	$90	$131	$179	$262
Interest cost	180	128	361	256
Expected return on assets	5	(3)	12	(6)
Amortization of prior service credit	(20)	(20)	(40)	(40)
Amortization of net actuarial (gain) loss	(44)	88	(89)	176
Net periodic benefit cost	$211	$324	$423	$648

Schedule of weighted average assumptions
Weighted average assumptions used at December 31, were as follows:

	2022	2021
Benefit obligation discount rate	4.97%	2.38%
Benefit obligation rate of compensation increase	N/A	N/A
Net periodic benefit cost discount rate	2.38%	1.95%
Net periodic benefit cost rate of compensation increase	N/A	N/A

Schedule of amounts recognized in other comprehensive income (loss)	These components related to the Company’s pension and other postretirement benefit plans for the years ended December 31, were as follows:

	Pension Benefits			Other Postretirement Benefits
	2022	2021	2020	2022	2021	2020
	(In thousands)
Components of net periodic benefit cost (credit):
Service cost	$—	$—	$—	$522	$567	$554
Interest cost	1,127	1,053	1,291	514	492	650
Expected return on assets	(1,973)	(2,028)	(2,065)	(12)	(19)	(17)
Amortization of prior service credit	—	—	—	(79)	(79)	(79)
Recognized net actuarial loss	856	971	862	351	135	306
Net periodic benefit cost (credit)	10	(4)	88	1,296	1,096	1,414
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive loss:
Net (gain) loss	1,155	(162)	794	(4,833)	(2,763)	(181)
Amortization of actuarial loss	(856)	(1,108)	(985)	(351)	(135)	(306)
Amortization of prior service credit	—	—	—	79	90	90
Total recognized in accumulated other comprehensive loss	299	(1,270)	(191)	(5,105)	(2,808)	(397)
Total recognized in net periodic benefit cost (credit) and accumulated other comprehensive loss	$309	$(1,274)	$(103)	$(3,809)	$(1,712)	$1,017

Schedule of weighted average assumptions
Weighted average assumptions used to determine benefit obligations at December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2022	2021	2022	2021
Discount rate	5.06%	2.62%	5.07%	2.69%
Expected return on plan assets	6.50%	6.00%	6.00%	5.50%
Rate of compensation increase	N/A	N/A	3.00%	3.00%
Weighted average assumptions used to determine net periodic benefit cost (credit) for the years ended December 31, were as follows:

	Pension Benefits		Other Postretirement Benefits
	2022	2021	2022	2021
Discount rate	2.62%	2.29%	2.69%	2.38%
Expected return on plan assets	6.00%	6.00%	5.50%	5.50%
Rate of compensation increase	N/A	N/A	3.00%	3.00%

Schedule of health care rate assumptions
Health care rate assumptions for the Company’s other postretirement benefit plans as of December 31, were as follows:

	2022	2021
Health care trend rate assumed for next year	7.5%	7.0%
Health care cost trend rate – ultimate	4.5%	4.5%
Year in which ultimate trend rate achieved	2033	2031

Schedule of expected benefit payments
The following benefit payments, which reflect future service, as appropriate, and expected Medicare Part D subsidies at December 31, 2022, are as follows:

Years	Pension Benefits	Other Postretirement Benefits	Expected Medicare Part D Subsidy
	(In thousands)
2023	$2,876	$738	$8
2024	2,782	902	7
2025	2,759	1,023	6
2026	2,725	1,169	5
2027	2,667	1,240	5
2028-2032	12,410	1,685	16
The amount of future benefit payments for the unfunded, nonqualified defined benefit plans at December 31, 2022 are expected to aggregate as follows:

	2023	2024	2025	2026	2027	2028-2032
	(In thousands)
Nonqualified benefits	$1,573	$1,621	$1,727	$1,763	$1,653	$6,343

Schedule of allocation of plan assets
The fair value of the Company’s pension plans’ assets (excluding cash) by class were as follows:

	Fair Value Measurements at December 31, 2022, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2022
	(In thousands)
Assets:
Cash equivalents	$—	$859	$—	$859
Equity securities:
U.S. companies	777	—	—	777
International companies	—	49	—	49
Collective and mutual funds(a)	12,729	3,508	—	16,237
Corporate bonds	—	8,554	—	8,554
Municipal bonds	—	621	—	621
U.S. Government securities	320	92	—	412
Pooled separate accounts(b)	—	337	—	337
Investments measured at net asset value(c)	—	—	—	585
Total assets measured at fair value	$13,826	$14,020	$—	$28,431
__________________
(a)Collective and mutual funds invest approximately 29 percent in corporate bonds, 24 percent in common stock of large-cap U.S. companies, 16 percent in common stock of international companies, 7 percent in cash and cash equivalents, 7 percent in U.S. Government securities and 17 percent in other investments.
(b)Pooled separate accounts are invested 100 percent in cash and cash equivalents.
(c)In accordance with ASC 820 - Fair Value, Measurements certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Consolidated Balance Sheets.

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2021
	(In thousands)
Assets:
Cash equivalents	$—	$489	$—	$489
Equity securities:
U.S. companies	789	—	—	789
International companies	—	135	—	135
Collective and mutual funds(a)	17,620	4,364	—	21,984
Corporate bonds	—	13,199	—	13,199
Municipal bonds	—	791	—	791
U.S. Government securities	750	201	—	951
Pooled separate accounts(b)	—	326	—	326
Investments measured at net asset value(c)	—	—	—	681
Total assets measured at fair value	$19,159	$19,505	$—	$39,345
__________________
(a)Collective and mutual funds invest approximately 37 percent in corporate bonds, 19 percent in common stock of international companies, 16 percent in common stock of large-cap U.S. companies, 9 percent in U.S. Government securities and 19 percent in other investments.
(b)Pooled separate accounts are invested 100 percent in cash and cash equivalents.
(c)In accordance with ASC 820 - Fair Value, Measurements certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Consolidated Balance Sheets.
The fair value of the Company’s other postretirement benefit plans’ assets (excluding cash) by asset class were as follows:

	Fair Value Measurements at December 31, 2022, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2022
	(In thousands)
Assets:
Cash equivalents	$—	$(17)	$—	$(17)
Equity securities:
U.S. companies	(11)	—	—	(11)
Insurance contract(a)	—	(286)	—	(286)
Total assets measured at fair value	$(11)	$(303)	$—	$(314)
__________________
(a)The insurance contract invests approximately 69 percent in corporate bonds, 14 percent in common stock of large-cap U.S. companies, 13 percent in U.S. Government securities and 4 percent in common stock of small-cap U.S. companies

	Fair Value Measurements at December 31, 2021, Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance at December 31, 2021
	(In thousands)
Assets:
Cash equivalents	$—	$14	$—	$14
Equity securities:
U.S. companies	7	—	—	7
Insurance contract(a)	—	293	—	293
Total assets measured at fair value	$7	$307	$—	$314
__________________
(a)The insurance contract invests approximately 58 percent in corporate bonds, 13 percent in U.S. Government securities, 13 percent in common stock of large-cap U.S. companies, 5 percent in common stock of small-cap U.S. companies and 11 percent in other investments.
Schedule of accumulated and projected benefit obligations
The projected benefit obligation and accumulated benefit obligation for the Company’s participants in these plans at December 31, were as follows:

	2022	2021
	(In thousands)
Projected benefit obligation	$16,047	$20,086
Accumulated benefit obligation	$16,047	$20,086

Schedule of investments to satisfy obligations
The amount of investments that the Company anticipates using to satisfy obligations under these plans at December 31, was as follows:

	2022	2021
	(In thousands)
Investments
Insurance contract*	$20,083	$21,629
Life insurance**	7,234	7,567
Other	2,448	3,044
Total investments	$29,765	$32,240
__________________
*For more information on the insurance contract, see Note 9.
**Investments of life insurance are carried on plan participants (payable upon the employee’s death).

Schedule of multiemployer plan information
The Company’s participation in these plans is outlined in the following table. Unless otherwise noted, the most recent Pension Protection Act zone status available in 2022, 2021 and 2020 is for the plan’s year-end at December 31, 2021, December 31, 2020, and December 31, 2019, respectively. The zone status is based on information that the Company received from the plan and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65 percent funded, plans in the yellow zone are between 65 percent and 80 percent funded, and plans in the green zone are at least 80 percent funded.

Pension Fund	EIN/Pension Plan Number	Pension Protection Act Zone Status		FIP/RP Status Pending/ Implemented	Contributions			Surcharge Imposed	Expiration Date of Collective Bargaining Agreement
		2022	2021		2022	2021	2020
					(In thousands)
Pension Trust Fund for Operating Engineers	946090764-001	Yellow	Yellow	Implemented	$2,484	$2,495	$2,680	No	3/31/2023-6/15/2026
Western Conference of Teamsters Pension Plan	916145047-001	Green	Green	No	3,127	3,006	3,025	No	12/31/2023-12/31/2025
Other funds					—	6,969	7,065
Total contributions					$5,611	$12,470	$12,770
The Company was listed in the plans’ Forms 5500 as providing more than 5 percent of the total contributions for the following plans and plan years:

Pension Fund	Year Contributions to Plan Exceeded More Than 5 Percent of Total Contributions (as of December 31, of the Plan’s Year-End)
Minnesota Teamsters Construction Division Pension Fund	2021 and 2020
Southwest Marine Pension Trust	2021 and 2020